Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended		6 Months Ended
	Sep. 25, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Trade		$ 408,844,951	$ 412,579,540	$ 814,064,308	$ 830,492,936
Services income		683,115	1,577,316	1,362,137	2,102,903
(Impairment) of wells, pipelines, properties, plant and equipment, net		(9,903,148)	(25,947,103)	(17,548,991)	(66,084,491)
Cost of sales		363,565,950	328,562,776	685,751,323	632,545,139
Gross income		36,058,968	59,646,977	112,126,131	133,966,209
Distribution, transportation and sale expenses		5,236,938	2,911,297	7,732,620	7,489,355
Administrative expenses		43,751,747	39,249,329	84,476,456	79,484,465
Other revenues		4,331,494	5,973,794	8,581,117	12,170,448
Other expenses		2,753,666	1,943,755	3,452,548	2,670,348
Operating income		(11,351,889)	21,516,390	25,045,624	56,492,489
Financing income		3,655,162	2,209,379	10,194,451	8,224,531
Financing cost		37,014,725	36,605,455	71,100,482	74,780,817
Derivative financial instruments income (cost), net		(10,064,456)	2,489,947	(15,783,317)	2,788,339
Foreign exchange (loss) income — net	$ 83,191,617	(159,683,239)	105,359,430	(126,295,142)	230,676,132
Profit sharing in associates		234,319	42,013	265,216	151,969
Total duties, taxes and other		59,104,735	69,588,325	90,973,707	141,393,488
Net (loss) income		(273,329,563)	25,423,379	(268,647,357)	82,159,155
Total current assets		465,583,607		465,583,607		$ 538,540,746
Total non-current assets		1,802,627,856		1,802,627,856		1,764,934,590
Total current liabilities		1,012,601,544		1,012,601,544		1,123,717,661
Total long-term liabilities		2,861,359,366		2,861,359,366		2,832,736,485
Total equity (deficit)		(1,605,749,447)	(1,721,218,453)	(1,605,749,447)	(1,721,218,453)	(1,652,978,810)	$ (1,768,822,225)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		41,377,932	28,735,620	74,258,629	56,791,178
Depreciation of rights of use		1,496,030	1,077,918	2,915,676	2,385,577
Net periodic cost of employee benefits		33,796,534	33,582,053	68,995,660	66,972,522
Interest income		2,399,744	2,830,294	6,188,008	7,332,811
Interest cost		35,615,087	34,541,093	67,765,838	69,310,697
Intersegment eliminations
Revenues:
Intersegment		(385,714,484)	(380,886,122)	(789,627,028)	(779,703,705)
Cost of sales		(382,103,636)	(355,485,478)	(769,704,562)	(733,559,272)
Gross income		(3,610,848)	(25,400,644)	(19,922,466)	(46,144,433)
Distribution, transportation and sale expenses		(1,633,383)	(1,275,636)	(3,149,384)	(2,635,132)
Administrative expenses		(1,971,427)	(23,727,740)	(16,686,510)	(43,342,167)
Other expenses		7,394	(406,396)	(85,701)	(170,719)
Operating income		(13,432)	9,128	(871)	3,585
Financing income		(66,658,342)	(54,298,483)	(153,991,237)	(111,697,161)
Financing cost		(66,671,774)	(54,289,355)	(153,992,108)	(111,693,576)
Profit sharing in associates		259,707,949	(48,006,030)	257,010,420	(147,196,962)
Net (loss) income		259,707,949	(48,006,030)	257,010,420	(147,196,962)
Total current assets		(3,653,516,921)		(3,653,516,921)		(3,096,701,174)
Total non-current assets		(612,832,284)		(612,832,284)		(566,102,945)
Total current liabilities		(3,653,444,351)		(3,653,444,351)		(3,096,630,883)
Total long-term liabilities		(1,330,169,669)		(1,330,169,669)		(1,256,151,287)
Total equity (deficit)		717,264,815		717,264,815		689,978,051
Exploration and Production
Revenues:
Trade		80,381,858	110,946,624	167,641,188	210,208,695
Intersegment		127,496,911	119,412,979	259,533,761	243,185,733
Services income		7,062	6,419	13,198	13,179
(Impairment) of wells, pipelines, properties, plant and equipment, net		26,544,569	(18,867,771)	19,014,931	(59,536,095)
Cost of sales		128,940,546	121,795,236	255,656,439	225,377,034
Gross income		105,489,854	89,703,015	190,546,639	168,494,478
Distribution, transportation and sale expenses		176,671	148,578	331,001	316,937
Administrative expenses		4,980,119	19,585,824	19,893,862	36,044,430
Other revenues		2,275,170	702,841	3,436,975	1,567,552
Other expenses		1,934,080	1,744,962	2,227,199	2,399,104
Operating income		100,674,154	68,926,492	171,531,552	131,301,559
Financing income		18,118,052	13,880,957	37,075,735	30,052,525
Financing cost		35,781,051	28,815,708	92,949,387	61,914,236
Derivative financial instruments income (cost), net		3,101,430	3,050,956	(10,739,208)	7,277,345
Foreign exchange (loss) income — net		(40,337,478)	54,114,570	(20,632,464)	120,010,658
Profit sharing in associates		118,177	(36,963)	106,495	(36,008)
Total duties, taxes and other		45,955,816	65,582,750	77,700,631	137,788,248
Net (loss) income		(62,532)	45,537,554	6,692,092	88,903,595
Total current assets		937,920,629		937,920,629		909,819,796
Total non-current assets		945,415,557		945,415,557		910,837,120
Total current liabilities		595,337,603		595,337,603		629,264,289
Total long-term liabilities		1,781,018,827		1,781,018,827		1,727,159,904
Total equity (deficit)		(493,020,244)		(493,020,244)		(535,767,277)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		36,032,330	23,246,437	63,013,017	45,405,980
Depreciation of rights of use		79,551	43,680	160,421	113,458
Net periodic cost of employee benefits		9,524,925	9,374,176	19,412,723	18,748,351
Interest income		60,432	47,401	101,686	89,075
Interest cost		(1,289,026)	(76,444)	(2,909,555)	(225,250)
Industrial Transformation
Revenues:
Trade		162,876,687	178,768,338	321,320,541	391,599,929
Intersegment		83,025,869	60,765,403	175,962,347	122,295,916
Services income		129,672	121,522	176,669	164,645
(Impairment) of wells, pipelines, properties, plant and equipment, net		(36,447,717)	(7,079,332)	(36,392,092)	(6,548,396)
Cost of sales		286,417,550	277,734,654	563,805,165	577,117,863
Gross income		(76,833,039)	(45,158,723)	(102,737,700)	(69,605,769)
Distribution, transportation and sale expenses		6,460,984	3,985,661	10,200,978	9,571,998
Administrative expenses		13,130,212	17,219,109	27,138,630	33,205,975
Other revenues		1,202,875	2,843,993	3,174,426	6,675,653
Other expenses		628,408	(765)	1,006,202	19,848
Operating income		(95,849,768)	(63,518,735)	(137,909,084)	(105,727,937)
Financing income		111,964	348,807	541,629	559,823
Financing cost		9,070,167	9,588,288	17,540,997	17,221,094
Derivative financial instruments income (cost), net		134,318	174,753	156,741	390,478
Foreign exchange (loss) income — net		(143,297,563)	55,403,887	(124,477,013)	116,517,971
Profit sharing in associates		141,501	1,398,321	(481,453)	2,536,741
Net (loss) income		(247,829,715)	(15,781,255)	(279,710,177)	(2,944,018)
Total current assets		228,855,334		228,855,334		218,747,813
Total non-current assets		572,388,371		572,388,371		521,938,961
Total current liabilities		1,457,901,728		1,457,901,728		1,161,203,831
Total long-term liabilities		588,622,256		588,622,256		625,142,251
Total equity (deficit)		(1,245,280,279)		(1,245,280,279)		(1,045,659,308)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		2,462,100	2,695,759	5,382,944	5,706,197
Depreciation of rights of use		806,040	811,153	1,566,853	1,587,118
Net periodic cost of employee benefits		13,625,957	13,702,260	27,750,107	27,211,126
Interest income		103,461	329,116	345,114	485,865
Interest cost		803,101	847,327	1,545,832	1,725,577
Logistics
Revenues:
Intersegment		21,356,659	29,994,502	47,053,985	54,666,766
Services income		125,330	938,914	247,635	884,275
(Impairment) of wells, pipelines, properties, plant and equipment, net				(171,830)	0
Cost of sales		17,770,354	21,622,942	38,613,054	40,042,416
Gross income		3,711,635	9,310,474	8,516,736	15,508,625
Distribution, transportation and sale expenses		75,331	76,746	156,381	124,281
Administrative expenses		3,113,482	5,279,115	7,628,389	10,518,433
Other revenues		288,531	973,245	428,958	1,008,815
Other expenses		73,329	444,794	100,651	1,451
Operating income		738,024	4,483,064	1,060,273	5,873,275
Financing income		5,085,301	4,552,787	10,009,689	9,175,301
Financing cost		113,516	118,058	188,074	200,419
Foreign exchange (loss) income — net		(232,514)	106,473	(195,264)	180,487
Profit sharing in associates		1,000	44	1,005	44
Total duties, taxes and other		2,048,151	3,920,277	2,718,193	3,986,924
Net (loss) income		3,430,144	5,104,033	7,969,436	11,041,764
Total current assets		282,912,229		282,912,229		274,384,409
Total non-current assets		154,702,640		154,702,640		162,309,993
Total current liabilities		82,717,564		82,717,564		89,855,544
Total long-term liabilities		76,460,278		76,460,278		83,574,554
Total equity (deficit)		278,437,027		278,437,027		263,264,304
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,546,745	1,552,736	3,197,671	3,157,246
Depreciation of rights of use		101,379	115,262	184,726	211,854
Net periodic cost of employee benefits		2,132,369	2,174,632	4,532,084	4,349,264
Interest income		5,881	(2,874)	9,686	32,888
Interest cost		113,494	118,004	188,052	199,954
DPRLP
Revenues:
Trade		36,443,936	43,120,554	75,731,508	81,871,944
Intersegment		4,191,797	587,387	10,587,880	6,247,343
Services income		189	(222)	189	0
Cost of sales		43,208,832	41,697,687	84,944,760	80,669,955
Gross income		(2,572,910)	2,010,032	1,374,817	7,449,332
Administrative expenses		407,525	150,244	793,223	376,269
Other revenues		4,477	9,590	7,892	13,848
Other expenses		39	137,247	39	275,190
Operating income		(2,975,997)	1,732,131	589,447	6,811,721
Financing income		294,335	204,983	544,536	342,625
Financing cost		59,622	38,100	94,061	79,092
Derivative financial instruments income (cost), net		50,114		92,182
Total duties, taxes and other		14,297	56,177	48,019	68,655
Net (loss) income		(2,705,467)	1,842,837	1,084,085	7,006,599
Total current assets		40,254,106		40,254,106		34,058,111
Total non-current assets		31,563,567		31,563,567		27,058,584
Total current liabilities		16,026,689		16,026,689		10,696,459
Total long-term liabilities		2,937,786		2,937,786		3,191,749
Total equity (deficit)		52,853,198		52,853,198		47,228,487
Depreciation and amortization of wells, pipelines, properties, plant and equipment		546,688	494,220	1,086,616	1,056,479
Depreciation of rights of use		141,115	(135,604)	278,446	0
Interest income		80,210	101,007	168,334	184,924
Interest cost		59,622	38,100	94,061	79,092
Trading Companies
Revenues:
Trade		125,830,318	73,435,364	237,448,242	136,828,605
Intersegment		131,813,310	132,348,619	251,549,157	281,288,494
Services income		413,480	502,541	909,804	1,012,550
Cost of sales		255,261,210	203,398,658	481,817,572	409,704,279
Gross income		2,795,898	2,887,866	8,089,631	9,425,370
Distribution, transportation and sale expenses		44,547	(25,611)	70,287	54,240
Administrative expenses		973,831	763,313	1,687,434	1,278,091
Other revenues		132,892	150,105	267,312	363,057
Other expenses		2,875	19,922	16,441	140,995
Operating income		1,907,537	2,280,347	6,582,781	8,315,101
Financing income		303,587	108,226	594,955	206,440
Financing cost		1,705,639	1,241,563	3,575,805	2,560,933
Derivative financial instruments income (cost), net		(123,788)	(268,857)	(644,612)	(174,255)
Foreign exchange (loss) income — net		(469,194)	32,713	(458,402)	67,687
Profit sharing in associates		(3,405,399)	3,121,162	2,011,406	12,703,617
Total duties, taxes and other		1,585,992	335,393	1,528,638	401,312
Net (loss) income		(5,078,888)	3,696,635	2,981,685	18,156,345
Total current assets		284,493,604		284,493,604		235,899,424
Total non-current assets		110,643,895		110,643,895		101,729,105
Total current liabilities		225,132,362		225,132,362		182,349,198
Total long-term liabilities		1,355,663		1,355,663		1,247,810
Total equity (deficit)		168,649,474		168,649,474		154,031,521
Depreciation and amortization of wells, pipelines, properties, plant and equipment		68,092	67,644	136,235	149,289
Depreciation of rights of use		165,334	60,417	349,543	122,344
Net periodic cost of employee benefits		(838)	459	1,575	2,051
Interest income		123,309	29,474	232,728	40,456
Interest cost		1,281,389	1,031,926	2,777,427	2,147,091
Corporate Segment
Revenues:
Intersegment		3,984,549	24,362,588	20,680,704	45,034,813
Services income		229	225	439	457
Cost of sales		345,972	315,117	550,181	460,531
Gross income		3,638,806	24,047,696	20,130,962	44,574,739
Distribution, transportation and sale expenses		105,190	(17,883)	90,646	16,959
Administrative expenses		21,089,075	18,450,331	40,703,996	38,132,660
Other revenues		94,448	568,126	154,826	633,924
Other expenses		31	952	73,347	952
Operating income		(17,461,042)	6,182,422	(20,582,201)	7,058,092
Financing income		45,927,650	37,157,911	114,406,269	78,981,548
Financing cost		56,110,727	50,473,637	109,327,911	103,293,487
Derivative financial instruments income (cost), net		(13,226,530)	(466,905)	(4,648,420)	(4,705,229)
Foreign exchange (loss) income — net		25,072,565	(6,566,620)	21,003,651	(10,448,807)
Profit sharing in associates		(248,337,275)	39,013,523	(260,831,141)	113,450,915
Total duties, taxes and other		9,179,826	(592,463)	8,639,331	(1,147,993)
Net (loss) income		(273,315,185)	25,439,157	(268,619,084)	82,191,025
Total current assets		2,214,708,552		2,214,708,552		1,850,711,295
Total non-current assets		91,047,489		91,047,489		158,576,028
Total current liabilities		2,229,453,577		2,229,453,577		2,071,859,608
Total long-term liabilities		1,681,912,232		1,681,912,232		1,590,289,886
Total equity (deficit)		(1,605,609,768)		(1,605,609,768)		(1,652,862,171)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		141,106	132,626	284,137	283,832
Depreciation of rights of use		150,632	147,410	301,264	294,821
Net periodic cost of employee benefits		8,498,722	8,319,364	17,267,857	16,638,728
Interest income		1,669,357	2,178,823	4,546,423	6,133,697
Interest cost		34,001,347	32,008,505	64,999,656	64,305,915
Other Operating Subsidiary Companies
Revenues:
Trade		3,312,152	6,308,660	11,922,829	9,983,763
Intersegment		13,845,389	13,414,644	24,259,194	26,984,640
Services income		7,153	7,917	14,203	27,797
Cost of sales		13,725,122	17,483,960	30,068,714	32,732,333
Gross income		3,439,572	2,247,261	6,127,512	4,263,867
Distribution, transportation and sale expenses		7,598	19,442	32,711	40,072
Administrative expenses		2,028,930	1,529,133	3,317,432	3,270,774
Other revenues		333,101	725,894	1,110,728	1,907,599
Other expenses		107,510	3,039	114,370	3,527
Operating income		1,628,635	1,421,541	3,773,727	2,857,093
Financing income		472,615	254,191	1,012,875	603,430
Financing cost		845,777	619,456	1,416,355	1,205,132
Foreign exchange (loss) income — net		(419,055)	2,268,407	(1,535,650)	4,348,136
Profit sharing in associates		(7,991,634)	4,551,956	2,448,484	18,693,622
Total duties, taxes and other		320,653	286,191	338,895	296,342
Net (loss) income		(7,475,869)	7,590,448	3,944,186	25,000,807
Total current assets		129,956,074		129,956,074		111,621,072
Total non-current assets		509,698,621		509,698,621		448,587,744
Total current liabilities		59,476,372		59,476,372		75,119,615
Total long-term liabilities		59,221,993		59,221,993		58,281,618
Total equity (deficit)		520,956,330		520,956,330		$ 426,807,583
Depreciation and amortization of wells, pipelines, properties, plant and equipment		580,871	546,198	1,158,009	1,032,155
Depreciation of rights of use		51,979	35,600	74,423	55,982
Net periodic cost of employee benefits		15,399	11,162	31,314	23,002
Interest income		357,094	147,347	784,037	365,906
Interest cost		$ 645,160	$ 573,675	$ 1,070,365	$ 1,078,318